Nature of Regulation - FortisBC Energy and FortisBC Electric (Details) - BCUC			12 Months Ended
	Jan. 01, 2016	Jan. 01, 2013	Dec. 31, 2016
FortisBC Energy and FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Variance sharing (percent)			50.00%
FortisBC Energy
Public Utilities, General Disclosures [Line Items]
ROE (percent)	8.75%	8.75%
Capital structure of common equity (percent)	38.50%	38.50%
Fixed productivity adjustment (percent)			1.10%
FortisBC Electric
Public Utilities, General Disclosures [Line Items]
ROE (percent)	9.15%	9.15%
Capital structure of common equity (percent)	40.00%	40.00%
Fixed productivity adjustment (percent)			1.03%